Accounting Changes in Net Cash Flows from Operating Activities Reflecting Impact of Retrospective Accounting Changes II (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 141	$ 266	[1]	$ 71	[1]	$ 109	[1]	$ 79	[1]	$ 188	$ 8	$ (111)	$ 92	$ 525	$ 177	$ 181
Less income from discontinued operations, net of taxes	20	(6)		(12)		(27)		(12)		23	(19)	(27)	(13)	(57)	(36)	(45)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(5)							(19)						(88)	(77)	(55)
Net investment gains	61							(37)						(27)	195	143
Charges assessed to policyholders	(202)							(187)						(801)	(690)	(506)
Acquisition costs deferred	(105)							(154)						(611)	(637)	(587)
Amortization of deferred acquisition costs and intangibles	122							271						722	593	622
Goodwill impairment				89										89	29	0
Deferred income taxes	(182)							21						82	(350)	(337)
Net increase in trading securities, held-for-sale investments and derivative instruments	(27)							(45)						191	1,451	(100)
Stock-based compensation expense	9							9						26	31	44
Change in certain assets and liabilities:
Accrued investment income and other assets	(42)							(99)						(68)	(174)	(31)
Insurance reserves	541							369						2,330	2,507	2,413
Current tax liabilities	202							(87)						(234)	145	(173)
Other liabilities and policy-related balances	(474)							(370)						(1,166)	(73)	(271)
Cash flows from operating activities-discontinued operations	1							9						49	70	38
Net cash from operating activities	60							(252)						962	3,125	1,336
As computed under previous policies
Cash flows from operating activities:
Net income														536
Less income from discontinued operations, net of taxes														(57)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships														(88)
Net investment gains														(27)
Charges assessed to policyholders														(801)
Acquisition costs deferred														(611)
Amortization of deferred acquisition costs and intangibles														722
Goodwill impairment														89
Deferred income taxes														88
Net increase in trading securities, held-for-sale investments and derivative instruments														191
Stock-based compensation expense														26
Change in certain assets and liabilities:
Accrued investment income and other assets														(68)
Insurance reserves														2,310
Current tax liabilities														(234)
Other liabilities and policy-related balances														(1,163)
Cash flows from operating activities-discontinued operations														49
Net cash from operating activities														962
Effect of reserve change
Cash flows from operating activities:
Net income														(13)	(10)	(4)
Less income from discontinued operations, net of taxes														0	0	0
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships														0	0	0
Net investment gains														0	0	0
Charges assessed to policyholders														0	0	0
Acquisition costs deferred														0	0	0
Amortization of deferred acquisition costs and intangibles														0	0	0
Goodwill impairment														0	0
Deferred income taxes														(7)	(5)	(2)
Net increase in trading securities, held-for-sale investments and derivative instruments														0	0	0
Stock-based compensation expense														0	0	0
Change in certain assets and liabilities:
Accrued investment income and other assets														0	0	0
Insurance reserves														20	15	6
Current tax liabilities														0	0	0
Other liabilities and policy-related balances														0	0	0
Cash flows from operating activities-discontinued operations														0	0	0
Net cash from operating activities														0	0	0
Effect of premium restatement
Cash flows from operating activities:
Net income														2	(11)	(14)
Less income from discontinued operations, net of taxes														0	0	0
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships														0	0	0
Net investment gains														0	0	0
Charges assessed to policyholders														0	0	0
Acquisition costs deferred														0	0	0
Amortization of deferred acquisition costs and intangibles														0	0	0
Goodwill impairment														0	0
Deferred income taxes														1	(6)	(7)
Net increase in trading securities, held-for-sale investments and derivative instruments														0	0	0
Stock-based compensation expense														0	0	0
Change in certain assets and liabilities:
Accrued investment income and other assets														0	0	0
Insurance reserves														0	0	0
Current tax liabilities														0	0	0
Other liabilities and policy-related balances														(3)	17	21
Cash flows from operating activities-discontinued operations														0	0	0
Net cash from operating activities														$ 0	$ 0	$ 0

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.